Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31, 2023
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	65	38	27
Other intangible assets	4	2	2
Software development costs	14	14	—
Acquired customer relationships	1	1	—
	84	55	29

	December 31, 2022
	Cost $	Accumulated amortization $	Net book value $
Acquired technology	449	94	355
Other intangible assets	9	3	6
Software development costs	15	15	—
Acquired customer relationships	37	8	29
	510	120	390

Schedule of Classification of Amortization Expense Related to Intangible Assets
The following table illustrates the classification of amortization expense related to intangible assets in the consolidated statement of operations and comprehensive income (loss):

	Years ended
	December 31, 2023 $	December 31, 2022 $
Cost of revenues	35	49
Sales and marketing	3	5
	38	54

Schedule of Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets, as of December 31, 2023 is as follows:

Fiscal Year	Amount $
2024	13
2025	4
2026	1
Thereafter	—
Total	18